VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—68.1%
Communication Services—17.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 451	$ 444
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	1,456	1,453
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	1,969	2,003
Getty Images, Inc. 144A 9.750%, 3/1/27(1)	1,769	1,831
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,313	1,137
TEGNA, Inc.
4.625%, 3/15/28	161	160
5.000%, 9/15/29	1,864	1,869
		8,897

Consumer Discretionary—12.0%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	2,005	2,218
Scientific Games Holdings LP 144A 6.625%, 3/1/30(1)	48	47
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	448	459
144A 8.250%, 3/15/26(1)	1,430	1,489
144A 7.000%, 5/15/28(1)	426	442
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	1,548	1,538
		6,193

Consumer Staples—4.7%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)	715	701
TreeHouse Foods, Inc. 4.000%, 9/1/28	1,482	1,255
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	472	483
		2,439

Energy—5.7%
Civitas Resources, Inc. 7.500%, 4/30/26	392	390
Exterran Energy Solutions LP 8.125%, 5/1/25	1,236	1,246
Renewable Energy Group, Inc. 144A 5.875%, 6/1/28(1)	1,230	1,321
		2,957

Financials—5.6%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	794	859
Genesis Energy LP 5.625%, 6/15/24(2)	173	172
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)(3)	392	412
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	1,201	1,210
	Par Value	Value

Financials—continued
144A 5.875%, 10/1/30(1)	$ 233	$ 233
		2,886

Health Care—0.1%
MEDNAX, Inc. 144A 5.375%, 2/15/30(1)	48	46
Industrials—4.5%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)(2)	255	250
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	895	893
Meritor, Inc. 144A 4.500%, 12/15/28(1)	431	432
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	859	776
		2,351

Information Technology—7.3%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	2,240	2,332
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	1,407	1,449
		3,781

Materials—8.2%
Commercial Metals Co.
4.125%, 1/15/30	178	166
4.375%, 3/15/32	178	165
Flex Acquisition Co., Inc.
144A 6.875%, 1/15/25(1)	1,407	1,411
144A 7.875%, 7/15/26(1)	322	333
Intertape Polymer Group, Inc. 144A 4.375%, 6/15/29(1)	458	472
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	1,694	1,679
		4,226

Real Estate—1.2%
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	732	615
Utilities—1.6%
Rockpoint Gas Storage Canada Ltd. 144A 7.000%, 3/31/23(1)	831	831
Total Corporate Bonds and Notes (Identified Cost $35,780)		35,222

Leveraged Loans—6.1%
Health Care—0.8%
Mallinckrodt International Finance S.A. 2017, Tranche B (3 month LIBOR + 5.250%) 6.246%, 9/24/24(3)(4)	476	435

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—3.6%
Rentpath, LLC Tranche B-1, First Lien 0.000%, 12/31/22(5)(6)	$ 28	$ —(7)
Syniverse Holdings, Inc. Tranche C (3 month LIBOR + 5.000%) 6.000%, 3/9/23(4)	1,933	1,871
		1,871

Retail—0.8%
Claire’s Stores, Inc. Tranche B (1month LIBOR + 6.500%) 6.957%, 12/18/26(4)	411	400
Service—0.6%
Watts Guerra LLP (3 month LIBOR + 8.000%) 8.000%, 10/7/23(4)(5)	291	291
Utility—0.3%
Heritage Power LLC Tranche B (3 month LIBOR + 6.000%) 7.000%, 7/30/26(4)	280	162
Total Leveraged Loans (Identified Cost $3,374)		3,159

	Shares
Closed End Funds—0.7%
Equity Funds—0.7%
Franklin Universal Trust	15,487	126
Saba Capital Income & Opportunities Fund	50,538	228
		354

Total Closed End Funds (Identified Cost $355)		354

Preferred Stocks—1.8%
Consumer Discretionary—0.9%
Fossil Group, Inc., 7.000%	20,031	493
Financials—0.1%
Federal Home Loan Mortgage Corp., 8.375%(4)	17,452	54
Industrials—0.8%
Babcock & Wilcox Enterprises, Inc., 6.500%	16,450	392
Total Preferred Stocks (Identified Cost $953)		939

Common Stocks—0.0%
Consumer Staples—0.0%
TPCO Holding Corp.(8)	2,708	4
Health Care—0.0%
Convey Health Solutions Holdings, Inc.(8)	200	1
Industrials—0.0%
Hertz Global Holdings, Inc.(8)	100	2
	Shares	Value

Information Technology—0.0%
UserTesting, Inc.(8)	100	$ 1
Total Common Stocks (Identified Cost $23)		8

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(5)(8)	625	—(7)
Total Rights (Identified Cost $—)		—(7)

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc.(8)	1,000	1
Consumer Discretionary—0.0%
Cazoo Group Ltd(8)	2,946	1
Financials—0.1%
Accelerate Acquisition Corp.(8)	1,600	1
Apollo Strategic Growth Capital(8)	399	1
Arrowroot Acquisition Corp.(8)	992	—(7)
Austerlitz Acquisition Corp. I(8)	1,157	1
Avanti Acquisition Corp.(8)	2,149	1
CC Neuberger Principal Holdings II(8)	1,257	1
CF Acquisition Corp. VIII(8)	1,227	—(7)
CHP Merger Corp.(8)	575	—(7)
Conx Corp.(8)	1,075	—(7)
Deep Lake Capital Acquisition Corp.(8)	2,600	1
Equity Distribution Acquisition Corp.(8)	2,134	1
Fortress Capital Acquisition Corp.(8)	1,965	1
GCM Grosvenor, Inc.(8)	4,103	6
Goal Acquisitions Corp.(8)	10,907	3
Golden Falcon Acquisition Corp.(8)	4,818	1
Healthcare Services Acquisition Corp.(8)	3,750	1
KL Acquisition Corp.(8)	3,890	1
Longview Acquisition Corp. II(8)	738	—(7)
Marlin Technology Corp.(8)	1,733	1
Moneylion, Inc.(8)	3,781	2
Pioneer Merger Corp.(8)	751	—(7)
Pontem Corp.(8)	2,585	1
Prospector Capital Corp.(8)	3,202	1
RMG Acquisition Corp. III(8)	1,120	1(7)
ScION Tech Growth I(8)	6,275	2
SCVX Corp.(8)	1,289	—(7)
Senior Connect Acquisition Corp. I(8)	2,291	—(7)
Supernova Partners Acquisition Co. III Ltd(8)	974	—(7)
Thunder Bridge Capital Partners III, Inc.(8)	507	—(7)
Tishman Speyer Innovation Corp. II(8)	440	—(7)
Tuscan Holdings Corp. II(8)	6,372	3
VectoIQ Acquisition Corp. II(8)	400	—(7)
Virgin Group Acquisition Corp. II(8)	983	—(7)
		31

Health Care—0.0%
Pear Therapeutics, Inc.(8)	1,433	1
Quantum-Si, Inc.(8)	3,333	4

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Health Care—continued
Talkspace, Inc.(8)	9,468	$ 2
		7

Industrials—0.0%
Berkshire Grey, Inc.(8)	311	—(7)
Information Technology—0.0%
BigBear.ai Holdings, Inc.(8)	761	—(7)
Embark Technology, Inc.(8)	1,533	2
		2

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(8)	940	1
Total Warrants (Identified Cost $124)		43

	Shares/Units
Special Purpose Acquisition Companies—7.0%
26 Capital Acquisition Corp.(8)	2,000	20
AEA-Bridges Impact Corp. Class A(8)	4,519	45
Alpha Partners Technology Merger Corp. Class A(8)	1,697	16
AltEnergy Acquisition Corp.(8)	487	5
Altimar Acquisition Corp. III(8)	491	5
Anzu Special Acquisition Corp. I(8)	2,341	23
Apollo Strategic Growth Capital Class A(8)	1,339	13
Archimedes Tech SPAC Partners Co.(8)	4,790	48
Ares Acquisition Corp.(8)	4,300	43
Arrowroot Acquisition Corp. Class A(8)	1,984	19
Artisan Acquisition Corp. Class A(8)	1,686	17
Astrea Acquisition Corp. Class A(8)	1,676	16
Athena Consumer Acquisition Corp.(8)	323	3
Atlas Crest Investment Corp. II(8)	5,300	52
Aurora Acquisition Corp. Class A(8)	622	6
Austerlitz Acquisition Corp. II(8)	4,600	45
Authentic Equity Acquisition Corp.(8)	5,000	50
Belong Acquisition Corp. Class A(8)	388	4
Bilander Acquisition Corp. Class A(8)	1,702	16
Biotech Acquisition Co. Class A(8)	1,685	17
BlueRiver Acquisition Corp.(8)	2,100	21
BOA Acquisition Corp. Class A(8)	1,177	12
Brigade-M3 European Acquisition Corp.(8)	960	9
Bright Lights Acquisition Corp.(8)	3,882	39
Build Acquisition Corp.(8)	721	7
Carney Technology Acquisition Corp. II(8)	1,233	12
CC Neuberger Principal Holdings II Class A(8)	1,906	19
CC Neuberger Principal Holdings III(8)	5,400	54
CF Acquisition Corp. VI Class A(8)	331	4
CF Acquisition Corp. VIII(8)	3	—(7)
CHP Merger Corp. Class A(8)	726	7
Churchill Capital Corp. VII Class A(8)	3,354	33
CHW Acquisition Corp.(8)	9,215	91
CIIG Capital Partners II, Inc.(8)	1,202	12
Class Acceleration Corp.(8)	2,100	21
Climate Real Impact Solutions II Acquisition Corp.(8)	1,100	11
Climate Real Impact Solutions II Acquisition Corp. Class A(8)	1,547	15
Colonnade Acquisition Corp. II(8)	4,782	47
Concord Acquisition Corp. Class A(8)	1,514	15
	Shares/Units	Value
Concord Acquisition Corp. III Class A(8)	3,231	$ 32
Conyers Park III Acquisition Corp. Class A(8)	1,699	17
Corazon Capital V838 Monoceros Corp. Class A(8)	849	8
COVA Acquisition Corp.(8)	5,600	55
D & Z Media Acquisition Corp.(8)	628	6
Decarbonization Plus Acquisition Corp. IV Class A(8)	1,584	16
Delwinds Insurance Acquisition Corp.(8)	2,145	22
Dynamics Special Purpose Corp. Class A(8)	4,144	41
Elliott Opportunity II Corp. Class A(8)	3,090	30
Enterprise 4.0 Technology Acquisition Corp.(8)	484	5
ESGEN Acquisition Corp.(8)	565	6
ESM Acquisition Corp.(8)	4,782	47
Eucrates Biomedical Acquisition Corp.(8)	3	—(7)
ExcelFin Acquisition Corp.(8)	486	5
ExcelFin Acquisition Corp. Class A(8)	1,365	14
Fifth Wall Acquisition Corp. III Class A(8)	1,691	16
FinServ Acquisition Corp. II(8)	2,300	23
Fintech Evolution Acquisition Group(8)	1,493	15
Fortistar Sustainable Solutions Corp.(8)	1,909	19
Fortress Value Acquisition Corp. III(8)	324	3
Fortress Value Acquisition Corp. IV(8)	1,409	14
Fortress Value Acquisition Corp. IV Class A(8)	340	3
FTAC Athena Acquisition Corp. Class A(8)	2,220	22
FTAC Emerald Acquisition Corp.(8)	1,614	16
FTAC Hera Acquisition Corp.(8)	3,000	30
FTAC Zeus Acquisition Corp.(8)	323	3
Fusion Acquisition Corp. II(8)	2,500	25
G Squared Ascend I, Inc. Class A(8)	1,565	15
G Squared Ascend II, Inc.(8)	1,000	10
Gesher I Acquisition Corp.(8)	481	5
Goal Acquisitions Corp.(8)	161	2
Gores Holdings VIII, Inc. Class A (8)	19	—(7)
Gores Technology Partners II, Inc. Class A(8)	175	2
Graf Acquisition Corp. IV(8)	717	7
Haymaker Acquisition Corp. III(8)	1,167	12
Health Assurance Acquisition Corp. Class A(8)	1,681	17
Hennessy Capital Investment Corp. V(8)	1,800	18
Hennessy Capital Investment Corp. VI Class A(8)	21,907	212
Home Plate Acquisition Corp. Class A(8)	2,537	25
Horizon Acquisition Corp. II Class A(8)	1,536	15
Independence Holdings Corp.(8)	4,615	46
Infinite Acquisition Corp.(8)	404	4
INSU Acquisition Corp. III Class A(8)	1,696	17
InterPrivate II Acquisition Corp.(8)	2,291	22
InterPrivate III Financial Partners, Inc. Class A(8)	2,290	23
InterPrivate IV InfraTech Partners, Inc.(8)	2,291	22
ION Acquisition Corp. 3 Ltd. Class A(8)	1,554	15
Isleworth Healthcare Acquisition Corp.(8)	3,765	37
Jack Creek Investment Corp.(8)	4,400	43
Jaws Hurricane Acquisition Corp. Class A(8)	1,390	14
Jaws Juggernaut Acquisition Corp.(8)	1,047	10
Jaws Mustang Acquisition Corp.(8)	2,000	20
Juniper II Corp. Class A(8)	63	1
Kensington Capital Acquisition Corp. IV(8)	3,701	37
Khosla Ventures Acquisition Co. III Class A(8)	1,542	15
Kismet Acquisition Three Corp. Class A(8)	1,557	15
KKR Acquisition Holdings I Corp.(8)	1,508	15
KludeIn I Acquisition Corp.(8)	5,000	50
L Catterton Asia Acquisition Corp. Class A(8)	1,559	15
Landcadia Holdings IV, Inc. Class A(8)	1,543	15
LDH Growth Corp. I Class A(8)	1,685	16
Live Oak Crestview Climate Acquisition Corp.(8)	1,531	15
Live Oak Mobility Acquisition Corp. Class A(8)	809	8
Longview Acquisition Corp. II Class A(8)	3,690	36

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
M3-Brigade Acquisition II Corp. Class A(8)	1,524	$ 15
Macondray Capital Acquisition Corp. I Class A(8)	3,046	30
Magnum Opus Acquisition Ltd. Class A(8)	1,529	15
Mason Industrial Technology, Inc.(8)	4,330	43
MedTech Acquisition Corp. Class A(8)	1,349	13
Motive Capital Corp. II(8)	3,315	34
Newbury Street Acquisition Corp.(8)	4,871	48
Newcourt Acquisition Corp.(8)	1,467	15
Newcourt Acquisition Corp. Class A(8)	692	7
Noble Rock Acquisition Corp.(8)	4,313	42
Noble Rock Acquisition Corp. Class A(8)	2,803	27
North Mountain Merger Corp. Class A(8)	1,670	16
Northern Genesis Acquisition Corp. III Class A(8)	1,552	15
Northern Star Investment Corp. II Class A(8)	2,200	21
Patria Latin American Opportunity Acquisition Corp.(8)	348	3
Peridot Acquisition Corp. II(8)	3,846	38
Peridot Acquisition Corp. II Class A(8)	1,556	15
Phoenix Biotech Acquisition Corp.(8)	480	5
Pioneer Merger Corp. Class A(8)	2,253	22
Pivotal Investment Corp. III(8)	2,200	21
Post Holdings Partnering Corp. Class A(8)	2,294	22
Prime Impact Acquisition I(8)	525	5
Prime Impact Acquisition I Class A(8)	4,129	41
Progress Acquisition Corp.(8)	615	6
PROOF Acquisition Corp. I(8)	1,296	13
Property Solutions Acquisition Corp. II(8)	2,293	22
Pyrophyte Acquisition Corp.(8)	652	7
Queen’s Gambit Growth Capital Class A(8)	1,862	19
RedBall Acquisition Corp. Class A(8)	1,567	16
RMG Acquisition Corp. III Class A(8)	1,700	17
Rocket Internet Growth Opportunities Corp.(8)	4,871	48
Ross Acquisition Corp. II(8)	4,228	42
Screaming Eagle Acquisition Corp.(8)	3,418	34
Seaport Calibre Materials Acquisition Corp.(8)	717	7
Semper Paratus Acquisition Corp.(8)	651	7
Shelter Acquisition Corp. I(8)	4,500	45
Simon Property Group Acquisition Holdings, Inc. Class A(8)	2,295	22
Slam Corp.(8)	1,579	16
Slam Corp. Class A(8)	122	1
Soar Technology Acquisition Corp.(8)	299	3
Social Capital Hedosophia Holdings Corp. VI Class A(8)	1,106	11
Social Capital Suvretta Holdings Corp. I Class A(8)	12,126	120
Social Capital Suvretta Holdings Corp. III Class A(8)	3	—(7)
Software Acquisition Group, Inc. III Class A(8)	82	1
Sound Point Acquisition Corp. I Ltd.(8)	428	4
Sustainable Development Acquisition I Corp.(8)	5,000	49
SVF Investment Corp. Class A(8)	1,370	13
SVF Investment Corp. 3 Class A(8)	4,150	41
Tailwind Acquisition Corp. Class A(8)	2,698	27
Target Global Acquisition I Corp.(8)	1,442	14
TCV Acquisition Corp. Class A(8)	2,428	24
Thunder Bridge Capital Partners III, Inc. Class A(8)	2,535	25
Tishman Speyer Innovation Corp. II Class A(8)	2,200	22
TortoiseEcofin Acquisition Corp. III Class A(8)	1,708	17
Tribe Capital Growth Corp. I(8)	2,062	20
Twelve Seas Investment Co. II(8)	904	9
TZP Strategies Acquisition Corp.(8)	5,434	54
USHG Acquisition Corp. Class A(8)	1,026	10
VectoIQ Acquisition Corp. II Class A(8)	2,000	20
Virgin Group Acquisition Corp. II Class A(8)	1,494	15
Viscogliosi Brothers Acquisition Corp.(8)	569	6
Warburg Pincus Capital Corp. I Class A(8)	1,541	15
	Shares/Units	Value
Z-Work Acquisition Corp. Class A(8)	1,154	$ 11
Total Special Purpose Acquisition Companies (Identified Cost $3,619)		3,602

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $96)		67

Private Investments in Public Equity—0.1%
MarketWise, Inc.(8)	1,083	5
Microvast Holdings, Inc.(5)(8)	5,000	32
Total Private Investments in Public Equity (Identified Cost $61)		37

Escrow Notes—2.5%
Financials—2.5%
Altaba, Inc. Escrow(8)	225,250	1,318
Total Escrow Notes (Identified Cost $1,248)		1,318

Total Long-Term Investments—86.5% (Identified Cost $45,633)		44,749

Short-Term Investments—12.1%
Money Market Mutual Funds—12.1%
BlackRock Liquidity FedFund, Institutional Shares (seven-day effective yield 0.231%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund, Standard Shares (seven-day effective yield 0.248%)(9)	1,900,000	1,900
Invesco Government & Agency Portfolio, Institutional Shares (seven-day effective yield 0.249%)(9)	585,562	586
JPMorgan U.S. Government Money Market Fund, Capital Shares (seven-day effective yield 0.246%)(9)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $6,286)		6,286

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.6% (Identified Cost $51,919)		51,035

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums received $36)		(18)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.6% (Identified Cost $51,883)		$51,017
Other assets and liabilities, net—1.4%		721
NET ASSETS—100.0%		$51,738

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $29,799 or 57.6% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open written option contracts and swap contracts.
(3)	Security in default, interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Amount is less than $500.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Chase Bank N.A.
GS	Goldman Sachs & Co.

Country Weightings†
United States	86%
Luxembourg	6
Cayman Islands	5
Canada	3
Total	100%
† % of total investments, net of written options, as of March 31, 2022.
Open Purchased Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
iShares iBoxx High Yield Corporate Bond ETF	458	$3,710	$81.00	06/17/22	$67
Total Purchased Options					$67
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Social Capital Hedosophia Holdings Corp. VI	(11)	$(11)	$10.00	04/14/22	$(—)(3)
Social Capital Hedosophia Holdings Corp. VI	(20)	(20)	10.00	05/20/22	(1)
					(1)
Put Option(2)
iShares iBoxx High Yield Corporate Bond ETF	(458)	(3,435)	75.00	06/17/22	(17)
Total Written Options					$(18)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Long Total Return Swap Contracts
Accelerate Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	08/02/22	47	USD	$— (2)	$— (2)	$—
Ackrell SPAC Partners I Company	Pay	1.480% (1.210% + SOFR)	1 Month	GS	04/18/22	99	USD	1	1	—
Afternext Healthtech Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	04/04/23	257	USD	1	1	—
Apollo Tactical, Income Fund	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	462	USD	(8)	—	(8)
Arclight Clean Transition Corp. II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	450	USD	3	3	—
Ares Dynamic Credit Allocation	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	217	USD	(5)	—	(5)
Austerlitz Acquisition Corp. I	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/08/22	89	USD	(2)	—	(2)
Avanti Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/27/23	137	USD	— (2)	— (2)	—
Blackrock Debt Strategies	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	222	USD	(4)	—	(4)
BlackRock Floating Rate Income	Pay	0.860% (0.540% + OBFR)	3 Month	JPM	09/20/22	38	USD	(1)	—	(1)
BlackRock Floating Rate Income	Pay	0.860% (0.540% + OBFR)	3 Month	JPM	02/20/23	20	USD	(1)	—	(1)
BlackRock Floating Rate Income	Pay	0.860% (0.540% + OBFR)	3 Month	JPM	02/27/23	10	USD	(—) (2)	—	(— ) (2)
BlackRock Floating Rate Income	Pay	0.860% (0.540% + OBFR)	3 Month	JPM	03/03/23	9	USD	(—) (2)	—	(— ) (2)
Catalyst Partners Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	429	USD	(—) (2)	—	(— ) (2)
Cazoo Group Ltd.	Receive	(17.730%) ((18.000%) + SOFR)	1 Month	GS	12/26/22	25	USD	(16)	—	(16)
CC Neuberger Principal Holdings II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	02/20/23	163	USD	(—) (2)	—	(— ) (2)
CIIG Capital Partners II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	417	USD	1	1	—
Compute Health Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/29/22	71	USD	(1)	—	(1)
Concord Acquisition Corp. II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	428	USD	(1)	—	(1)
Conx Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	08/02/22	42	USD	(—) (2)	—	(— ) (2)
Deep Lake Capital Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/18/22	50	USD	1	1	—
Diamondhead Holdings Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	04/18/22	110	USD	(2)	—	(2)
DMY Technology Group, Inc. VI	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	414	USD	4	4	—
Doubleline Income Solutions	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	218	USD	(—) (2)	—	(— ) (2)
Dragoneer Growth Opp Corp. III	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	440	USD	1	1	—
E.Merge Tech Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/01/22	159	USD	(3)	—	(3)
Elliott Opportunity II Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/09/22	54	USD	(2)	—	(2)
Equity Distribution Acquisition Corp.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	05/27/22	84	USD	(1)	—	(1)
Far Peak Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	11/21/22	71	USD	(—) (2)	—	(— ) (2)
Fintech Acquisition Corp. VI	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/08/22	101	USD	(2)	—	(2)
First Trust Senior Floating Rate	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	236	USD	12	12	—
Fortress Capital Acquisition	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/11/22	97	USD	(—) (2)	—	(— ) (2)
Fortress Value Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	430	USD	4	4	—

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Frazier Lifesciences Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	11/21/22	92	USD	$(1)	$—	$(1)
FTAC Parnassus Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	428	USD	1	1	—
G Squared Ascend I, Inc.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/09/22	58	USD	(1)	—	(1)
Goal Acquisitions Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/08/22	105	USD	1	1	—
Golden Falcon Acquisition Corp.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	05/27/22	95	USD	(—) (2)	—	(— ) (2)
Gores Holdings VII, Inc.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	413	USD	2	2	—
Gores Technology Partners, Inc.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	419	USD	1	1	—
Healthcare Services Acquisition Corp.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	05/27/22	73	USD	1	1	—
Hudson Executive Investment Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/09/22	55	USD	(1)	—	(1)
Invesco Dynamic Contra	Pay	1.420% (1.100% + OBFR)	1 Month	GS	02/24/23	6	USD	(—) (2)	—	(— ) (2)
Invesco Dynamic Contra	Pay	1.420% (1.100% + OBFR)	3 Month	JPM	12/19/22	47	USD	2	2	—
Invesco Senior Income Trust	Pay	0.760% (0.440% + OBFR)	3 Month	JPM	02/13/23	288	USD	(11)	—	(11)
Invesco Senior Income Trust	Pay	0.760% (0.440% + OBFR)	3 Month	JPM	02/20/23	20	USD	(1)	—	(1)
Invesco Senior Income Trust	Pay	0.760% (0.440% + OBFR)	3 Month	JPM	02/24/23	226	USD	— (2)	— (2)	—
Invesco Senior Income Trust	Pay	0.760% (0.440% + OBFR)	3 Month	JPM	02/27/23	16	USD	(—) (2)	—	(— ) (2)
Invesco Senior Income Trust	Pay	0.760% (0.440% + OBFR)	3 Month	JPM	09/20/22	57	USD	(1)	—	(1)
Jaws Juggernaut Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	419	USD	1	1	—
Kairos Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	11/21/22	99	USD	(2)	—	(2)
Kensington Cap. Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/29/22	76	USD	(2)	—	(2)
Khosla Ventures Acquisition Co.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	03/23/23	425	USD	3	3	—
KL Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	05/23/22	114	USD	1	1	—
Lerer Hippeau Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	08/02/22	45	USD	(—) (2)	—	(— ) (2)
Marlin Technology Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/22/22	50	USD	1	1	—
Medicus Sciences Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	05/09/22	115	USD	(7)	—	(7)
New Vista Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	04/04/22	115	USD	(6)	—	(6)
Nuveen Credit Strategies Fund	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	457	USD	9	9	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	1.480% (1.210% + SOFR)	1 Month	GS	05/26/22	95	USD	(11)	—	(11)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	0.700% (0.380% + OBFR)	3 Month	JPM	09/20/22	9	USD	(1)	—	(1)
Omega Alpha SPAC	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/18/22	48	USD	(1)	—	(1)
One Equity Partners Open Water	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/28/23	158	USD	1	1	—
Pershing Square Tontine Holdings, Ltd.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	11/15/22	76	USD	— (2)	— (2)	—
Pontem Corp.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	05/27/22	76	USD	— (2)	— (2)	—
Prospector Capital Corp.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	05/27/22	94	USD	(—) (2)	—	(— ) (2)
Quantum-SI, Inc.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	05/23/22	88	USD	(48)	—	(48)
Revolution Healthcare Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/17/23	445	USD	4	4	—
RMG Acquisition Corp. III	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/29/22	55	USD	— (2)	— (2)	—

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Saba Capital Income and Opportunity Fund	Pay	1.480% (1.210% + SOFR)	1 Month	GS	02/24/23	10	USD	$— (2)	$— (2)	$—
Saba Capital Income and Opportunity Fund	Pay	0.700% (0.380% + OBFR)	3 Month	JPM	02/27/23	3	USD	(—) (2)	—	(— ) (2)
Scion Tech Growth I	Pay	1.480% (1.210% + SOFR)	1 Month	GS	04/01/22	134	USD	(4)	—	(4)
Scion Tech Growth II	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/09/22	56	USD	(—) (2)	—	(— ) (2)
SCP & Co. Healthcare Acquisition Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/28/23	158	USD	(1)	—	(1)
Senior Connect Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	08/02/22	45	USD	— (2)	— (2)	—
Social Capital Suvretta Holding Co. II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	409	USD	4	4	—
Supernova Partners Acquisition Co. III, Ltd.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/29/22	474	USD	3	3
SVF Investment Corp.	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	422	USD	3	3	—
The Music Acquisition Corp.	Pay	1.480% (1.210% + SOFR)	1 Month	GS	12/09/22	54	USD	(1)	—	(1)
TPG Pace Beneficial II	Pay	1.530% (1.210% + OBFR)	1 Month	GS	03/23/23	414	USD	2	2	—
Virgin Group Acquisition Corp. II	Pay	1.480% (1.210% + SOFR)	1 Month	GS	07/29/22	48	USD	— (2)	— (2)	—
VY Global Growth	Pay	1.480% (1.210% + SOFR)	1 Month	GS	08/02/22	45	USD	(1)	—	(1)
									68	(150)
Total									$68	$(150)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	Amount is less than $500.

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$35,222	$—	$35,222	$—
Leveraged Loans	3,159	—	2,868	291
Equity Securities:
Preferred Stocks	939	939	—	—
Closed End Funds	354	354	—	—
Escrow Notes	1,318	—	1,318	—
Special Purpose Acquisition Companies	3,602	3,583	19	—
Warrants	43	43	—	—
Common Stocks	8	8	—	—
Private Investments in Public Equity	37	5	—	32
Rights	—	—	—	—(1)
Money Market Mutual Fund	6,286	6,286	—	—
Other Financial Instruments:
Purchased Options	67	67	—	—
Over-the-Counter Total Return Swaps	68	—	68	—
Total Investments, before Written Options	51,103	11,285	39,495	323
Liabilities:
Other Financial Instruments:
Written Options	(18)	(1)	(17)	—
Over-the-Counter Total Return Swaps	(150)	—	(150)	—
Total Liabilities	(168)	(1)	(167)	—
Total Investments, Net of Written Options	$50,935	$11,284	$39,328	$323

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Private Investments in Public Equity
Investments in Securities
Balance as of December 31, 2021:	$ 353	$ 326	$ —(a)	$ 27
Change in unrealized appreciation (depreciation)(c)	5	—(b)	—	5
Sales(d)	(35)	(35)	—	—
Balance as of March 31, 2022	$ 323	$ 291	$ —(a)	$ 32
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $5.
(d) Includes paydowns on securities.

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.